MORTGAGE-BACKED SECURITIES (Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
HELD TO MATURITY
Amortized Cost	$ 8,678	$ 9,523
Gross Unrealized Gains	138	467
Gross Unrealized Losses	(1)
Total	8,815	9,990
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
HELD TO MATURITY
Amortized Cost	128,201	135,957
Gross Unrealized Gains	1,076	932
Gross Unrealized Losses	(437)	(913)
Total	128,840	135,976
Mortgage-backed Securities, Issued by Private Enterprises [Member]
HELD TO MATURITY
Amortized Cost	1,100	1,459
Gross Unrealized Gains	221	244
Gross Unrealized Losses
Total	1,341	1,703
Collateralized Mortgage Obligations [Member]
HELD TO MATURITY
Amortized Cost	129,321	137,416
Gross Unrealized Gains	1,297	1,176
Gross Unrealized Losses	(437)	(913)
Total	$ 130,181	$ 137,679